Mortgage Loans Receivable and Bond Portfolio (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio
	Mortgage Loans	Bond Portfolio

July 1, 2017 through June 30, 2018	$ 1,868,411	$ 131,000
July 1, 2018 through December 31, 2018	2,742,724	83,000
2019	1,301,152	155,000
2020	1,362,089	168,000
2021	784,343	236,000
Thereafter	17,072,260	12,731,616
	25,130,979	13,504,616
Less loan loss and bond other than temporary impairment	(1,363,782)	(458,000)
Less deferred origination income	(319,949)	______-__
Totals	$23,447,248	$ 13,046,616

	Mortgage Loans	Bond Portfolio

2017	$ 790,083	$ 111,000
2018	3,283,240	139,000
2019	1,326,144	144,000
2020	1,389,493	156,000
2021	814,392	221,000
Thereafter	17,128,928	11,169,616
	24,732,280	11,940,616

Less loan loss and other than temporary impairment on bonds allowance	(1,311,983)	(458,000)
Less deferred origination income	(298,499)	___-____
Totals	$23,121,798	$11,482,616